Federal funds purchased and securities sold under agreements to repurchase (Tables)	12 Months Ended
Dec. 31, 2018
Federal funds purchased and securities sold under agreements to repurchase
Schedule of federal funds purchased and securities sold under agreements to repurchase

Information relating to federal funds purchased and repurchase agreements is as follows:

	Year End	Average	Average	Maximum
	Weighted	Weighted	Balance	Outstanding at	Balance at
(in thousands)	Rate	Rate	Outstanding	any Month End	December 31,
2018
Federal funds purchased	2.64%	2.29%	$1,242	$12,863	$8,000
Short-term repurchase agreements - Bank	0.35	0.67	27,142	36,103	16,647
Short-term repurchase agreements - Company	—	3.51	11,180	25,944	—
Total			$39,564	$74,910	$24,647
2017
Federal funds purchased	1.64%	0.99%	$322	$1,067	$—
Short-term repurchase agreements	0.29	0.38	29,190	32,555	27,560
Total			$29,512	$33,622	$27,560

Schedule of repurchase agreements by remaining maturity of the agreements

Repurchase Agreements	Remaining Contractual Maturity of the Agreements
	Overnight	Less	Greater
	and	than	than
(in thousands)	continuous	90 days	90 days	Total
At December 31, 2018
U.S. Treasury	$1,464	$—	$—	$1,464
Government sponsored enterprises	12,976	—	—	12,976
Asset-backed securities	2,207	—	—	2,207
Total	$16,647	$—	$—	$16,647

At December 31, 2017
U.S. Treasury	$1,964	$—	$—	$1,964
U.S. government and federal agency obligations	2,977	—	—	2,977
Government sponsored enterprises	8,382	—	—	8,382
Asset-backed securities	14,237	—	—	14,237
Total	$27,560	$—	$—	$27,560